Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Operations
Sales	$ 2,754,899	$ 1,494,390	$ 6,077,080	$ 8,491,651
Cost of Goods Sold	2,079,595	854,283	3,849,002	4,708,195
Gross Profit	675,304	640,107	2,228,078	3,783,456
General and Administrative expense	506,677	356,977	1,548,748	897,335
Salaries	734,995	601,430	1,799,119	1,576,544
Rent	294,519	101,883	528,570	422,527
Utilities	34,745	27,123	142,260	120,414
Professional fees	15,407	64,164	320,800	106,750
Consulting	456,774	237,948	997,824	721,862
Depreciation	42,043	95,174	439,043	381,169
Reserve for Bad Debt expense			60,879	80,000
Share based Expense	248,718	95,467	531,119	277,333
Total Expenses	2,333,878	1,580,166	6,368,362	4,583,934
Net Profit from Operations	(1,658,574)	(940,059)	(4,140,284)	(800,478)
Other Income / (Expenses)
Shares issued for inducement		(82,100)	(510,620)	(82,100)
Financing Fees		(47,371)	(6,888,643)	(1,273,507)
Interest Expense	(1,076,272)	(186,203)	(965,875)	(252,453)
Gain on Debt settlement				312,583
Loss on impairment of fixed assets			(1,268,743)
Other Income				84,628
Net Profit / (Loss) Before Income Taxes	(2,734,846)	(1,255,733)	(13,774,165)	(2,011,327)
Net Profit / (Loss)	$ (2,734,846)	$ (1,255,733)	$ (13,774,168)	$ (2,011,327)
NET PROFIT / (LOSS) PER COMMON SHARE - BASIC AND DILUTED	$ (0.11)	$ (0.10)	$ (1.04)	$ (0.16)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	25,414,306	12,849,729	13,200,405	12,626,145